General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Description of the Company:

IceCure Medical Ltd. (“IceCure Medical Ltd.”, the “Company”, “we” or “our”) is a medical device Company incorporated in Israel.

On February 2, 2011, we became a public company in Israel and our ordinary shares were listed for trade on the Tel Aviv Stock Exchange (“TASE”). On August 26, 2021, our ordinary shares were listed for trade on the Nasdaq Capital Market (“Nasdaq”) under the symbol “ICCM.” On July 24, 2023, we delisted our Ordinary Shares from the TASE.

Since its establishment, IceCure Medical Ltd., and its wholly-owned subsidiaries, IceCure Medical Inc. in the United States (the “U.S. Subsidiary”), IceCure Medical HK Limited in Hong Kong (the “Hong Kong Subsidiary”) and IceCure (Shanghai) MedTech Co., Ltd. in China (the “Chinese Subsidiary”, and together with the Company, U.S. Subsidiary and Hong Kong Subsidiary, the “Group”), have been engaged in the research, development and commercialization of minimally invasive medical devices for cryoablation (freezing) of tumors in the human body, using its propriety liquid nitrogen Cryoablation technology, as an alternative to surgical intervention to remove the tumor. The Company received regulatory approvals for marketing its products in the United States, Europe and other territories.

The U.S. Subsidiary was established on April 6, 2011 in the State of Delaware and is engaged in business development, marketing, clinical trial management and sale of the Company’s products in the United States. The Hong Kong Subsidiary was established on September 26, 2018 and commenced its activity in 2021. The Chinese Subsidiary was established on July 14, 2020 and is wholly owned by the Hong Kong Subsidiary. The Chinese Subsidiary in China commenced its operation on January 1, 2021 and is engaged in business development, obtaining regulatory approvals and marketing activities for the Company’s products.

The Group’s activities are subject to significant risks and uncertainties, including failing to secure additional funding to commercialize its technology, obtaining regulatory approvals, and developing and obtaining regulatory approval for its next generation systems. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	Risk factors:

Our ability to operate successfully is materially uncertain and our operations are subject to significant risks inherent in a developing business enterprise.

Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to continue our commercialization efforts and to achieve a level of sales adequate to support the Company’s cost structure.

We will need to raise additional funds to meet our anticipated expenses so that we can execute our business plan. We expect to incur substantial and increasing net losses for the foreseeable future as we increase our spending to execute our development programs.

The amount of financing required will depend on many factors, including our research and development costs, our clinical trials, our commercialization efforts, and other working capital requirements. Our ability to access capital markets or to secure partnerships is mainly dependent on the progress of our research and development, our clinical trials, regulatory approval of our products, and our success in the commercialization of our products.

C.	Going Concern:

As of December 31, 2023, the Company has accumulated losses of $90,061. In the year ended December 31, 2023, the Company generated losses of $14,652, and negative cash flows from operating activities of $12,521.

To date, management expects the Company to continue to generate substantial operating losses and fund its operations primarily through utilization of its current financial resources, sales of its products, and additional raises of capital. As of March 31, 2024, the Company’s cash, cash equivalents and short-term deposits were approximately $11 million.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. Management’s plan to continue as a going concern includes raising funds from existing shareholders and/or new investors. However, there is no assurance such funding will be available to the Company or that it will be obtained on terms favorable to the Company or will provide the Company with sufficient funds to successfully complete the development of, and to commercialize, its products. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.